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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Century Capital Management, Inc.
Address: One Liberty Square, Boston, MA 02109

13F File Number: 28-4584

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and comlete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Richard F. Cook, Jr.
Title: Managing Director
Phone: 617-482-3060
Signature, Place, and Date of Signing:

Richard F. Cook, Jr.    Boston, Massachusetts    August 1, 2000

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:      $308,800,781

List of Other Included Managers:

NONE
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
                                        CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 1
                                                         ITEM 4                           ITEM 6                      ITEM 8
                                                          FAIR                  INVESTMENT DISCRETION            VOTING AUTHORITY
                                                         MARKET      ITEM 5                      (C)   ITEM          (SHARES)
ITEM 1                          ITEM 2       ITEM 3      VALUE       SHARES/    (A)      (B)    SHARED   7     (A)      (B)    (C)
ISSUER                          CLASS        SECID      (X1000)      PRN AMT    SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------    ---------  -----------   -------  --------- -------- ------- ----  -------  ------ ------
AFLAC INC                        COM        001055102    9,187,500    200,000    X                             X
ALLSTATE CORP                    COM        020002101   11,366,969    510,875    X                             X
AMERICAN GENERAL CORP            COM        026351106   11,590,000    190,000    X                             X
AMERICAN INTL GROUP INC          COM        026874107   24,675,000    210,000    X                             X
AON CORP                         COM        037389103   14,133,438    455,000    X                             X
ARGONAUT GROUP INC               COM        040157109    1,712,500    100,000    X                             X
BANK NEW YORK INC                COM        064057102    4,185,000     90,000    X                             X
BERKSHIRE HATHAWAY INC DEL       CLA        084670108   17,485,000        325    X                             X
BROWN & BROWN INC                COM        115236101    4,940,000     95,000    X                             X
CHASE MANHATTAN CORP             COM        16161A108    2,533,438     55,000    X                             X
CHUBB CORP                       COM        171232101   14,452,500    235,000    X                             X
CINCINNATI FINL CORP             COM        172062101   19,114,000    608,000    X                             X
CORE INC MASS                    COM        21867P102    1,237,851    181,703    X                             X
ERIE INDTY CO                    CLA        29530P102    2,047,500     65,000    X                             X
EVEREST REINS HLDGS INC          COM        299808105    3,234,900     98,400    X                             X
FISERV INC                       COM        337738108    4,000,625     92,500    X                             X
GALLAGHER ARTHUR J & CO          COM        363576109    4,897,200    116,600    X                             X
HCC INS HLDGS INC                COM        404132102    7,040,375    373,000    X                             X
HSB GROUP INC                    COM        40428N109    2,443,313     78,500    X                             X
INSWEB CORP                      COM        45809k103    2,784,042  1,343,248    X                             X
HANCOCK JOHN FINL SVCS INC       COM        41014S106      236,875     10,000    X                             X
MARSH & MCLENNAN COS INC         COM        571748102   12,532,500    120,000    X                             X
MBIA INC                         COM        55262C100   17,347,500    360,000    X                             X
MEDICAL ASSURN INC               COM        58449U100      501,199     44,551    X                             X
MERCURY GENL CORP                COM        589400100    6,978,826    295,400    X                             X
METLIFE INC                      COM        59156R108      315,938     15,000    X                             X
MORGAN JP & CO INC               COM        616880100   11,012,500    100,000    X                             X
MUTUAL RISK MGT LTD              COM        628351108    3,549,063    205,000    X                             X
OHIO CAS CORP                    COM        677240103      961,563     90,500    X                             X
PROGRESSIVE CORP OHIO            COM        743315103   18,130,000    245,000    X                             X
PROTECTIVE LIFE CORP             COM        743674103    7,987,500    300,000    X                             X
REINSURANCE GROUP AMER INC       COM        759351109    2,033,438     67,500    X                             X
                                                       -----------
                               PAGE TOTAL              244,648,053
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                                        CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 2
                                                          ITEM 4                         ITEM 6                      ITEM 8
                                                           FAIR                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                          MARKET    ITEM 5                      (C)   ITEM          (SHARES)
ITEM 1                          ITEM 2        ITEM 3      VALUE     SHARES/   (A)       (B)    SHARED   7     (A)      (B)    (C)
ISSUER                          CLASS         SECID      (X1000)    PRN AMT   SOLE     SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  -----------  ------- --------- -------- ------- ----  -------  ------ ------
RENAISSANCE RE HLDGS LTD         COM        G7496G103    9,453,063    217,000    X                             X
SAFECO CORP                      COM        786429100    2,712,938    136,500    X                             X
ST PAUL COS INC                  COM        792860108    7,848,750    230,000    X                             X
TORCHMARK CORP                   COM        891027104   11,684,594    473,300    X                             X
UNITED HEALTHCARE CORP           COM        910581107    6,860,000     80,000    X                             X
UNUMPROVIDENT CORP               COM        91529Y106    1,496,663     74,600    X                             X
USBANCORP INC PA                 COM        917292104      770,000     40,000    X                             X
WACHOVIA CORP                    COM        929771103    7,052,500    130,000    X                             X
WADDELL & REED FINL INC          CLA        930059100    1,470,263     44,808    X                             X
WADDELL & REED FINL INC          CLB        930059209    2,117,436     72,858    X                             X
VISTA INFORMATION SOLUTIONS      COM        928365204    2,519,021  1,317,134    X                             X
XL CAP LTD                       CLA        698255105    9,742,500    180,000    X                             X
ZENITH NATL INS CORP             COM        989390109      425,000     20,000    X                             X
                                                       -----------
                              PAGE TOTAL                64,152,728